Stock-Based Compensation	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Stock-Based Compensation
13.
Stock-Based Compensation
Stock-based compensation expense is recognized in selling, general, and administrative expense on the condensed consolidated statements of operations. The Company recognized $0.11 million and $0.06 million of stock-based compensation expense for the nine months ended September 30, 2021, and 2020, respectively. As of September 30, 2021, and December 31, 2020, the Company had $0.1 million and $0.2 million of unrecognized share-based compensation expense related to unvested restricted units, respectively, which the Company expects to recognize over a weighted-average period of approximately 3 years.
APAMH Restricted Unit Plan
In 2015, APAM Holdings, LLC, a holding company which sole purpose and activity is to hold management’s common unit interests in the Company (“APAMH”), established the APAM Holdings LLC Restricted Unit Plan (the “Restricted Unit Plan”) The Restricted Unit Plan provides for the grant of common units to Company’s employees, non-employee directors and consultants as share based compensation which gets expensed to the Company. The common units issued under the Restricted Unit Plan vest over four years with 25% vesting at the anniversary of each year from the date of grant. Upon the occurrence of a change of control, all units that have not yet vested shall become full vested. Upon termination of such individual, the Company may exercise its right to repurchase any unvested shares at estimated fair value. As of September 30, 2021, and December 31, 2020, 3,027,726 restricted units remained outstanding under the Restricted Unit Plan. Of the outstanding restricted units, 2,783,398 restricted units were vested and 244,328 remained unvested as of September 30, 2021, and 2,295,821 restricted units were vested and 731,905 remained unvested as of December 31, 2020.
The Company enlisted a third-party valuation firm to value the granted units which utilized the Black-Scholes Option Pricing model. The fair value of the granted units was determined using the Black-Scholes Option Pricing model and relied on assumptions and inputs provided by the Company. All option models utilize the same assumptions with regard to (i) current valuation, (ii) volatility, (iii) risk-free interest rate, and (iv) time to maturity. The models, however, use different assumptions with regard to the strike price which vary by award.

APAH Profit Interests Incentive Plan
In 2021, Holdings established the Altus Power America Holdings LLC Profit Interests Incentive Plan (the “Profit Interest Incentive Plan”). The Profit Interest Incentive Plan provides for the grant of profit interest units to Company’s employees, non-employee directors and consultants as share based compensation which gets expensed to the Company. The common units issued under the Profit Interest Incentive Plan vest over three years with 33.33% vesting at the anniversary of each year from the date of grant. Upon termination of such individual, Holdings may exercise its right to repurchase any vested shares at 1.5 times estimated fair value. As of September 30, 2021, 840,000 profit interest units remained outstanding under the Profit Interests Incentive Plan of which none were vested.
The Company enlisted a third-party valuation firm to value the granted units which utilized the Black-Scholes Option Pricing model. The fair value of the granted units was determined using the Black-Scholes Option Pricing model and relied on assumptions and inputs provided by the Company. All option models utilize the same assumptions with regard to (i) current valuation, (ii) volatility, (iii) risk-free interest rate, and (iv) time to maturity. The models, however, use different assumptions with regard to the strike price which vary by award.

16.
Stock-Based Compensation
Stock-Based Compensation
Share-based compensation expense is recognized in selling, general, and administrative expense on the consolidated statements of operations. The Company recognized $0.1 million and $0.1 million of stock-based compensation expense for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, the Company had $0.1 million of unrecognized share-based compensation expense related to unvested restricted units, which the Company expects to recognize over a weighted-average period of approximately 3 years.
APAMH Restricted Unit Plan
In 2015, APAM Holdings, LLC, a holding company which sole purpose and activity is to hold management’s common unit interests in the Company (“APAMH”), established the APAM Holdings LLC Restricted Unit Plan (the “Restricted Unit Plan”) The Restricted Unit Plan provides for the grant of common units to Company’s employees, non-employee directors and consultants as share based compensation which gets expensed to the Company. The common units issued under the Restricted Unit Plan vest over four years with 25% vesting at the anniversary of each year from the date of grant. Upon the occurrence of a change of control, all units that have not yet vested shall become full vested. Upon termination of such individual, the Company may exercise its right to repurchase any unvested shares at estimated fair value. As of December 31, 2020 and 2019, 3,027,726 restricted units remained outstanding under the Restricted Unit Plan. Of the outstanding restricted units, 2,295,821 restricted units were vested and 731,905 remained unvested as of December 31, 2020, and 1,546,551 restricted units were vested and 1,481,175 remained unvested as of December 31, 2019.
The fair value of the units was estimated by management at the grant date using the Black-Scholes Option Pricing model. The Company enlisted a third-party valuation firm to perform the valuation of the units granted.

CBRE Acquisition Holdings Inc [Member]
Stock-Based Compensation
NOTE 8—STOCK-BASED COMPENSATION
The Company sold an aggregate of 2,300,000 Alignment Shares to the Sponsor on November 6, 2020. On November 27, 2020, the Sponsor sold 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company and forfeited 287,500 Alignment Shares due to an adjustment pursuant to the Initial Public Offering. See “Note 3—Initial Public Offering—Alignment Shares” for additional details. As of December 31, 2020, 2,012,500 Alignment Shares were issued and outstanding.
On December 10, 2020, the Company sold an aggregate of 7,366,667 Private Placement Warrants at a price of $1.50 per warrant to the Sponsor in a private placement that occurred simultaneously with the completion of the Initial Public Offering. See “Note 3—Initial Public Offering—Private Placement Warrants” for additional details.

The Company determined that the incremental fair value over the price paid for the Alignment Shares and Private Placement Warrants would qualify as stock-based compensation within scope of ASC 718, Compensation—Stock Compensation (“ASC 718”) as a result of the services the Sponsor and directors and officers are providing to the Company through the date of a Business Combination.
Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date and recognized over the requisite service period. The Alignment Shares and Private Placement Warrants were granted subject to a performance condition (i.e., the occurrence of a Business Combination ), as well as various market conditions (i.e., stock price targets after consummation of the Business Combination). The various market conditions are considered in determining the grant date fair value of these instruments using Monte Carlo simulation. Compensation expense related to the Alignment Shares and Private Placement Warrants is recognized only when the satisfaction of the performance condition is probable. As of December 31, 2020, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized during the year ended December 31, 2020. Unrecognized stock-based compensation expense in excess of
$
250
 million would be recognized at the date a Business Combination is considered probable (i.e., upon consummation).

NOTE 8—STOCK-BASED COMPENSATION
The Company sold an aggregate of 2,300,000 Alignment Shares to the Sponsor on November 6, 2020. On November 27, 2020, the Sponsor sold 201,250 Alignment Shares to certain of the Company’s directors, or their respective designees, and an officer of the Company and forfeited 287,500 Alignment Shares due to an adjustment pursuant to the Initial Public Offering. See “Note 3—Initial Public Offering—Alignment Shares” for additional details. As of December 31, 2020 and
September
 30, 2021, 2,012,500 Alignment Shares were issued and outstanding.
On December 10, 2020,
the Company sold an aggregate of
7,366,667
Private Placement Warrants at a price of $
1.50
per warrant to the Sponsor in a private placement that occurred simultaneously with the completion of the Initial Public Offering. See “Note 3—Initial Public Offering—Private Placement Warrants” for additional details.
The Company determined that the incremental fair value over the price paid for the Alignment Shares and Private Placement Warrants would qualify as stock-based compensation within scope of ASC 718, “Compensation—Stock Compensation” (ASC 718) as a result of the services the Sponsor and directors and officers are providing to the Company through the date of a Business Combination.

Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date and recognized over the requisite service period. The Alignment Shares and Private Placement Warra
n
ts were granted subject to a performance condition (i.e., the occurrence of a Business Combination ), as well as various market conditions (i.e., stock price targets after consummation of the Business Combination). The various market conditions are considered in determining the grant date fair value of these instruments using Monte Carlo simulation. Compensation expense related to the Alignment Shares and Private Placement Warrants is recognized only when the satisfaction of the performance condition is probable. At September 30, 2021, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized through September 30, 2021. Total unrecognized stock-based compensation expense associated with the Alignment Shares and Private Placement Warrants as of September 30, 2021 was determined to be in excess of $115 million
, which would be recognized at the date a Business Combination is considered probable (i.e., upon consummation).
On July 12, 2021, the Company entered into a Business Combination Agreement that modified the terms of the Alignment Shares. The awards continue to be subject to a performance condition (i.e., the occurrence of a Business Combination) so no expense was recognized upon the modification date. Rather, the Alignment Shares were remeasured as of the modification date. Refer to “Note 1 – Description of Organization and Business Operations—Modification of Alignment Shares” for further discussion on the modification.